PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 7:-       PROPERTY, PLANT AND EQUIPMENT, NET

	June 30,	December 31,
	2019	2018
Cost:	Unaudited

Factory building	$2,081	$2,081
Machinery and equipment *)	11,478	10,723
Office furniture and equipment	857	838
Leasehold improvements	776	455

	15,192	14,097
Accumulated depreciation:

Factory building	2,019	2,006
Machinery and equipment	7,447	6,948
Office furniture and equipment	362	345
Leasehold improvements	176	166

	10,004	9,465

Depreciated cost	$5,188	$4,632

*)	As of June 30, 2019 and December 31, 2018, $224 and $1,044 relate to construction-in-process of production infrastructure, respectively.

Depreciation expense amounted to $539 and $227 for the six months period ended June 30, 2019 and 2018, respectively. During the six months period ended June 30, 2018, the Company recorded $387 as impairment loss.